Derivative financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivatives
Assets	$ 82,040	$ 48,085
Liabilities	(26,096)	(90,893)
Non-current Assets	7,469	11,002
Non-current Liabilities	(569)	(679)
Current Assets	74,571	37,083
Current Liabilities	(25,527)	(90,214)
Interest rate swaps
Derivatives
Assets	7,469	11,002
Liabilities	(179)
Notional amount	$ 179,100	218,100
Interest rate swaps | Minimum
Derivatives
Fixed interest rate to be paid on borrowings after taking into account interest rate swaps	1.90%
Interest rate swaps | Maximum
Derivatives
Fixed interest rate to be paid on borrowings after taking into account interest rate swaps	2.90%
Forward freight agreements and related bunker swaps
Derivatives
Assets	$ 3,993	2,188
Liabilities		(46,391)
Commodity contracts and derivatives
Derivatives
Assets	70,565	34,821
Liabilities	(25,835)	(44,234)
Forward foreign exchange contracts and foreign exchange
Derivatives
Assets	13	74
Liabilities	$ (82)	$ (268)